CAPITAL MANAGEMENT (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure of Capital Management [Abstract]
Schedule of invested capital
We define Invested Capital as partnership capital removing the impact of the following items: non-controlling interest in operating subsidiaries, retained earnings or deficit, accumulated other comprehensive income and ownership changes.

	As of
US$ MILLIONS	June 30, 2021	December 31, 2020
Partnership Capital	$21,451	$21,673
Remove impact of the following items since inception:
Non-controlling interest - in operating subsidiaries	(13,475)	(13,954)
Deficit	2,552	2,752
Accumulated other comprehensive income	(620)	(731)
Ownership changes and other	(495)	(527)
Invested Capital	$9,413	$9,213
The following table presents the change in Invested Capital during the three and six-month periods ended June 30, 2021:

	For the three-month period ended June 30		For the six-month period ended June 30
US$ MILLIONS	2021	2020	2021	2020
Opening balance	$9,410	$9,011	$9,213	$9,009
Issuance of preferred units	—	—	194	—
Issuance of limited partnership units	3	3	6	5
Ending balance	$9,413	$9,014	$9,413	$9,014
Weighted Average Invested Capital	$9,410	$9,011	$9,386	$9,010